NEWPORT TIGER CUB FUND
                                 CLASS Z SHARES

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 1998

At a meeting of the Fund's Board of Trustees on October 27, 1999, the Fund's Trustees approved a plan to redesignate Class Z shares as Class S shares.

For the period from November 19, 1999 through January 15, 2000, the Fund's Class Z shares will not be available to new accounts. Shareholders of the Fund on November 19, 1999 may continue to buy shares in accounts existing on that date. Investors who did not own shares of the Fund on November 19, 1999 generally will not be allowed to buy shares of the Fund except that new accounts may be established by participants in most group employer retirement plans (and their successor plans) in which the Fund had been established as an investment option by November 19, 1999. Investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.

On January 15, 2000, remaining Class Z shares will convert to Class S shares. The new Class S will be open to new investors as well as additional purchases by newly converted Class S shareholders. Class S shares will be exchangeable with other Class S shares only.

Effective September 30, 1999, Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116, became the Fund's independent accountants, replacing PricewaterhouseCoopers LLP.

Effective April 1, 1999, Colonial Trust II changed its name to Liberty Funds Trust II.



CF-36/052I-1099                                                 November 1, 1999

                             NEWPORT TIGER CUB FUND
                             CLASS A, B AND C SHARES

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 1998

Effective the close of business on November 19, 1999, the Fund's Class A, B and C shares are no longer available to new accounts. Shareholders of the Fund on that date may continue to buy shares in accounts existing on that date. Investors who did not own shares of the Fund on November 19, 1999 generally will not be allowed to buy shares of the Fund except that new accounts may be established by participants in most group employer retirement plans (and their successor plans) in which the Fund had been established as an investment option by November 19, 1999. Investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.

Effective September 30, 1999, Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116, became the Fund's independent accountants, replacing PricewaterhouseCoopers LLP.

Effective April 1, 1999, Colonial Trust II changed its name to Liberty Funds Trust II.


CF-36/051I-1099                                                 November 1, 1999